Solar Energy Systems Held for Development and Sale	12 Months Ended
Dec. 31, 2011
Solar Energy Systems Held For Development and Sale [Abstract]
SOLAR ENERGY SYSTEMS HELD FOR DEVELOPMENT AND SALE
SOLAR ENERGY SYSTEMS HELD FOR DEVELOPMENT AND SALE
Solar energy systems held for development and sale consist of the following:

	As of December 31,
	2011	2010
In millions
Under development	$193.5	$68.8
Systems held for sale	179.5	168.7
Total solar energy systems held for development and sale	$373.0	$237.5

See Note 2 for a discussion of solar energy systems held for development and sale.